Revenues	6 Months Ended
Jun. 30, 2018
Revenues
REVENUES
NOTE 3:-	REVENUES

a.	Adoption of ASC Topic 606, “Revenue from Contracts with Customers”

On January 1, 2018, the Company adopted the new guidance on Revenue from Contracts with Customers under Topic 606 using the modified retrospective transition method.

Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting treatment under Topic 605. The core principle of the standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration (that is, payment) to which the Company expects to be entitled in exchange for those goods or services.

The most significant impacts of the standard to the Company relate to the timing of revenue recognition for arrangements involving leasing and sales commissions.

The results for the reporting period beginning after January 1, 2018, are presented in accordance with the new standard, although historical information has not been restated and continues to be reported under the accounting standards and policies in effect for those periods. The cumulative effect of accounting change recognized was $356 recorded as a decrease to beginning balance of accumulated deficit, and a corresponding increase to prepaid and other current assets and a decrease in other assets.

Refer to the following table for the detailed effect to our consolidated balance sheet upon adoption:

	Balance at December 31, 2017	New Revenue Standard Adjustment	Balance at January 1, 2018

Assets
Prepaid and other current assets	$2,865	$555	$3,420
Other assets	1,116	(199)	917

Shareholders’ Equity
Accumulated Deficit	(69,597)	356	(69,241)

The following tables summarize the impacts of adopting Topic 606 on the Company’s consolidated financial statements for the period ended June 30, 2018:

	Impact of changes in accounting policies Six months ended June 30, 2018
	As reported	Adj.	Balances without adoption of Topic 606

Service revenue	$13,637	$293	$13,930
Product revenue	26,986	(162)	26,824
Total revenues	40,623	131	40,754

Cost of revenues	19,336	-	19,336
Research and development expenses	2,359	-	2,359
Selling and marketing expenses	7,545	21	7,566
General and administrative expenses	5,548	-	5,548
Amortization of intangible assets	248	-	248
One time acquisition related costs	262	-	262
Financial expenses	666	-	666
Income tax expense	950	15	965
Others	15	-	15

Net income	3,694	95	3,789

b.	Revenue Recognition

The Company and its subsidiaries generate revenue from  subscriber fees for the provision of services and sales of systems and products, mainly in respect of asset management services, fleet management services, stolen vehicle recovery services and other value added services. To a lesser extent, revenues are also derived from technical support services. The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers.

Revenue is measured based on a consideration specified in a contract with a customer, and excludes any sales incentives.

The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer.

Products and services may be sold separately or in bundled packages. The typical length of a contract for service is 36 months.

c.	Performance Obligations

The Company accounts for revenue in accordance with Topic 606. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in Topic 606.

Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring goods or providing services. The contract transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The Company does not have any significant extended payments terms.

Some of the contracts have multiple performance obligations, including contracts that combine product with installation and customer support. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using its best estimate of the relative standalone selling price of each distinct good or service in the contract. The primary method used to estimate the relative standalone selling price is expected costs of satisfying a performance obligation and an appropriate margin for that distinct good or service. In assessing whether to allocate variable consideration to a specific part of the contract, the Company considers the nature of the variable payment and whether it relates specifically to its efforts to satisfy a specific part of the contract.

Devices/products revenue is recognized at a point of time when the devices/products have been delivered. The Company recognizes revenue from devices/products when a customer takes possession of the device/product.

The Company recognizes revenues from services on a straight line over the service contractual period, starting at commencement of the services. Renewals of service contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the term.

Services including leased devices and installation recognized on a straight line over the service contractual period, starting at commencement of services.

For products sold separately, customers pay in full at a point of sale. For devices sold in bundled packages, customers usually pay monthly in equal installments over the period of 36 months.

For bundled packages that include software, the Company recognizes the usage based on royalty at the point of time of the actual usage. Set-up fees are recognized at a point of time upon completion and professional services are recognized over the time on a straight line over the services contractual period. Software as a Service (“SAAS”) revenues are recognized over the time on a straight line over the services’ contractual period. Non-Recurring Engineering (“NRE”) services are recognized over the time based on costs incurred.

d.	Contract costs

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales goals. Sales commissions are considered incremental costs of obtaining a contract with a customer and are deferred and amortized.

The Company is required to capitalize and amortize incremental costs of obtaining a contract, such as certain sales commission costs, over the remaining contractual term or over an expected period of benefit, which the Company has determined to be approximately three years. Previously, the Company did not capitalize sales commission costs but rather recognized these costs when they were incurred.

e.	Disaggregation of revenue

The following is a description of principal activities – separated by reportable segments – from which the Company generates its revenue. For more detailed information about reportable segments, see Note 9.

In the following table, revenue is disaggregated by primary geographical market, major product line, and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the reportable segments:

	Reportable segments results of operations for the six months ended June 30, 2018
	Cellocator segment	MRM segment	Elimination	Total
Revenue recognized:

At a point of time	$12,367	$5,634	$(4,364)	$13,637
Over a period of time	362	26,670	(46)	26,986
	12,729	32,304	(4,410)	40,623

	Reportable segments about geographical areas
	For the six months ended June 30, 2018	For the year ended December 31, 2017

Revenues
Israel	$19,293	$35,230
Latin America (mainly Mexico)	5,936	9,603
Brazil	6,876	14,248
Argentina	2,067	4,607
Europe	2,265	4,413
Other	4,186	10,054

	40,623	78,155

f.	Contract balances

The following table provides information about contract assets:

	Balance at June 30, 2018	Balance at December 31, 2018

Contract assets	$486	$398

The contract assets primarily relate to the Company’s rights to consideration for work completed but not billed at the reporting date. The contract assets are transferred to the receivables when the rights become unconditional.